Note 8 - Incentive Plans - Stock Options Activity (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Outstanding, beginning balance (in shares)
Outstanding, weighted average exercise price, beginning balance (in dollars per share) | $ / shares
Awards granted (in shares)	9,705,495
Awards granted (in dollars per share) | $ / shares	$ 10
Awards forfeited (in shares)
Exercised (in shares)
Outstanding, ending balance (in shares)	9,705,495
Outstanding, weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 10
Outstanding, remaining term (Year)	9 years 255 days
Outstanding | $	$ 57,942
Vested (in shares)	7,204,163
Vested, weighted average exercise price (in dollars per share) | $ / shares	$ 10
Vested, remaining term (Year)	9 years 255 days
Vested | $	$ 43,009
Exercisable (in shares)	7,204,163
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 10
Exercisable, remaining term (Year)	9 years 255 days
Exercisable | $	$ 43,009